UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2019

BrandywineGLOBAL —

DIVERSIFIED US LARGE

CAP VALUE FUND

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL — Diversified US Large Cap Value Fund for the six-month reporting period ended March 31, 2019. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 26, 2019

II	BrandywineGLOBAL — Diversified US Large Cap Value Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended March 31, 2019 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2018 U.S. gross domestic product (“GDP”)i growth was 3.4%. Fourth quarter 2018 GDP growth then moderated to 2.2%. Finally, the U.S. Department of Commerce’s initial reading for first quarter 2019 GDP growth, released after the reporting period ended, was 3.2%. The acceleration in GDP growth during the first quarter of 2019 was attributed to an upturn in state and local government spending, increases in private inventory investment and exports, and a smaller decrease in residential investment. These movements were partly offset by decelerations in personal consumption expenditures and nonresidential fixed investment, along with a downturn in federal government spending.

Job growth in the U.S. was solid overall and was a tailwind for the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on March 31, 2019, the unemployment rate was 3.8%, versus 3.7% when the period began. This modest uptick was partially due to an increase in the workforce participation rate. The percentage of longer-term unemployed declined during the reporting period. In March 2019, 21.1% of Americans looking for a job had been out of work for more than six months, versus 22.5% when the period began.

BrandywineGLOBAL — Diversified US Large Cap Value Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed continued tightening its monetary policy, as it raised interest rates once during the reporting period and further reduced its balance sheet. As widely expected, the Fed raised the federal funds rateiii at its meeting that ended on December 19, 2018, to a range between 2.25% and 2.50%. This represented the Fed’s fourth rate hike in 2018. However, at its meeting that concluded on January 30, 2019, the Fed kept interest rates on hold and said, “In light of global economic and financial developments and muted inflation pressures, the Committee will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate ….” Finally, at its meeting that concluded on March 20, 2019, most Federal Open Market Committee (“FOMC”)iv members indicated that they did not feel additional rate hikes would be needed in 2019.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market produced choppy results and posted a negative return during the reporting period. The market fell sharply over two of the first three months of the reporting period. This was attributed to trade war concerns, indications that the Fed would continue monetary tightening, and fears of moderating growth and corporate profits. The market then reversed course and moved higher over the last three months of the reporting period. This turnaround was triggered by corporate earnings that were strong overall, the Fed’s indication of a pause in raising interest rates and signs of progress in trade negotiations between the U.S. and China. All told, for the six months ended March 31, 2019, the S&P 500 Indexv returned -1.72%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexvi, returned -1.76% over the reporting period. In contrast, mid-cap stocks, as measured by the Russell Midcap Indexvii, returned -1.38%, whereas small-cap stocks, as measured by the Russell 2000 Indexviii, generated the weakest relative results, returning -8.56%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned -2.80% and -1.76%, respectively, during the six months ended March 31, 2019.

Performance review

For the six months ended March 31, 2019, Class A shares of BrandywineGLOBAL — Diversified US Large Cap Value Fund, excluding sales charges, returned -3.99%. The Fund’s unmanaged benchmark, the Russell 1000 Value Indexxi, returned -1.19% for the same period. The Lipper Large-Cap Value Funds Category Average1 returned -2.73% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 488 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	BrandywineGLOBAL — Diversified US Large Cap Value Fund

Performance Snapshot as of March 31, 2019 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — Diversified US Large Cap Value Fund:
Class A	-3.99%
Class A2	-4.01%
Class C	-4.33%
Class R	-4.10%
Class I	-3.84%
Class IS	-3.78%
Russell 1000 Value Index	-1.19%
Lipper Large-Cap Value Funds Category Average	-2.73%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2019, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class R, Class I and Class IS shares were 1.08%, 1.16%, 1.86%, 1.30%, 0.80% and 0.70%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 26, 2019

RISKS: Equity securities are subject to market and price fluctuations. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Fund’s value may not rise as much as the value of funds that invest in companies with smaller market capitalizations. In addition, the value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Please see the Fund’s prospectus for a

BrandywineGLOBAL — Diversified US Large Cap Value Fund	V

Investment commentary (cont’d)

more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Federal Open Market Committee (“FOMC”) is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

viii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

ix

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xi

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

VI	BrandywineGLOBAL — Diversified US Large Cap Value Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2019 and September 30, 2018. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2018 and held for the six months ended March 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-3.99%	$1,000.00	$960.10	1.10%	$5.38	Class A	5.00%	$1,000.00	$1,019.45	1.10%	$5.54
Class A2	-4.01	1,000.00	959.90	1.17	5.72	Class A2	5.00	1,000.00	1,019.10	1.17	5.89
Class C	-4.33	1,000.00	956.70	1.85	9.02	Class C	5.00	1,000.00	1,015.71	1.85	9.30
Class R	-4.10	1,000.00	959.00	1.35	6.59	Class R	5.00	1,000.00	1,018.20	1.35	6.79
Class I	-3.84	1,000.00	961.60	0.80	3.91	Class I	5.00	1,000.00	1,020.94	0.80	4.03
Class IS	-3.78	1,000.00	962.20	0.70	3.42	Class IS	5.00	1,000.00	1,021.44	0.70	3.53

2	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report

[1]	For the six months ended March 31, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2019

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Common Stocks — 97.7%
Communication Services — 5.4%
Diversified Telecommunication Services — 2.7%
Verizon Communications Inc.	443,662	$26,233,734
Entertainment — 0.5%
Cinemark Holdings	7,300	291,927
Viacom Inc., Class B Shares	34,256	961,566
Walt Disney Co.	26,604	2,953,842
Total Entertainment		4,207,335
Media — 2.2%
CBS Corp., Class B Shares, Non Voting Shares	33,757	1,604,470
Comcast Corp., Class A Shares	402,593	16,095,668
DISH Network Corp., Class A Shares	20,100	636,969	*
Interpublic Group of Cos. Inc.	41,740	876,958
Omnicom Group Inc.	21,672	1,581,839
Total Media		20,795,904
Total Communication Services		51,236,973
Consumer Discretionary — 4.9%
Auto Components — 0.4%
Aptiv PLC	27,361	2,174,926
BorgWarner Inc.	22,867	878,321
Gentex Corp.	29,257	605,035
Total Auto Components		3,658,282
Automobiles — 0.9%
Ford Motor Co.	300,700	2,640,146
General Motors Co.	154,183	5,720,189
Harley-Davidson Inc.	15,497	552,623
Total Automobiles		8,912,958
Distributors — 0.1%
Genuine Parts Co.	12,782	1,431,967
Diversified Consumer Services — 0.0%
H&R Block Inc.	18,100	433,314
Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	58,082	2,945,919
Hyatt Hotels Corp., Class A Shares	3,883	281,789
Las Vegas Sands Corp.	25,564	1,558,382
Norwegian Cruise Line Holdings Ltd.	23,367	1,284,250	*
Royal Caribbean Cruises Ltd.	23,267	2,666,864
Total Hotels, Restaurants & Leisure		8,737,204

See Notes to Financial Statements.

4	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Household Durables — 0.7%
DR Horton Inc.	36,253	$1,500,149
Leggett & Platt Inc.	12,684	535,519
Lennar Corp., Class A Shares	27,700	1,359,793
NVR Inc.	400	1,106,800	*
PulteGroup Inc.	26,900	752,124
Toll Brothers Inc.	14,200	514,040
Whirlpool Corp.	6,200	823,918
Total Household Durables		6,592,343
Leisure Products — 0.1%
Brunswick Corp.	9,586	482,463
Multiline Retail — 0.7%
Kohl’s Corp.	16,176	1,112,424
Nordstrom Inc.	18,074	802,124
Target Corp.	59,115	4,744,570
Total Multiline Retail		6,659,118
Specialty Retail — 0.9%
AutoZone Inc.	2,896	2,965,852	*
Best Buy Co. Inc.	31,755	2,256,510
CarMax Inc.	19,672	1,373,106	*
Foot Locker Inc.	10,985	665,691
Gap Inc.	42,240	1,105,843
Williams-Sonoma Inc.	2,496	140,450
Total Specialty Retail		8,507,452
Textiles, Apparel & Luxury Goods — 0.2%
Carter’s Inc.	4,593	462,928
Hanesbrands Inc.	31,694	566,689
Ralph Lauren Corp.	4,100	531,688
Total Textiles, Apparel & Luxury Goods		1,561,305
Total Consumer Discretionary		46,976,406
Consumer Staples — 5.3%
Beverages — 0.1%
Molson Coors Brewing Co., Class B Shares	17,200	1,025,980
Food & Staples Retailing — 0.8%
Kroger Co.	77,888	1,916,045
US Foods Holding Corp.	10,086	352,102	*
Walgreens Boots Alliance Inc.	91,533	5,791,293
Total Food & Staples Retailing		8,059,440

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2019

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Food Products — 1.7%
Archer-Daniels-Midland Co.	60,813	$2,622,865
Campbell Soup Co.	29,200	1,113,396
Ingredion Inc.	3,692	349,651
JM Smucker Co.	12,382	1,442,503
Kellogg Co.	33,357	1,914,024
Mondelez International Inc., Class A Shares	128,016	6,390,559
Tyson Foods Inc., Class A Shares	28,600	1,985,698
Total Food Products		15,818,696
Household Products — 0.2%
Kimberly-Clark Corp.	16,277	2,016,720
Tobacco — 2.5%
Altria Group Inc.	181,800	10,440,774
Philip Morris International Inc.	150,900	13,338,051
Total Tobacco		23,778,825
Total Consumer Staples		50,699,661
Energy — 8.8%
Energy Equipment & Services — 0.1%
Helmerich & Payne Inc.	11,683	649,108
Oil, Gas & Consumable Fuels — 8.7%
Apache Corp.	29,191	1,011,760
Chevron Corp.	193,520	23,837,794
ConocoPhillips	126,418	8,437,137
Exxon Mobil Corp.	410,972	33,206,538
Hess Corp.	34,251	2,062,938
Kinder Morgan Inc.	195,700	3,915,957
Marathon Oil Corp.	92,368	1,543,469
Murphy Oil Corp.	15,078	441,785
Occidental Petroleum Corp.	66,900	4,428,780
Phillips 66	52,631	5,008,892
Total Oil, Gas & Consumable Fuels		83,895,050
Total Energy		84,544,158
Financials — 27.6%
Banks — 15.0%
Bank of America Corp.	870,800	24,025,372
BB&T Corp.	84,579	3,935,461
CIT Group Inc.	13,980	670,621
Citigroup Inc.	281,352	17,505,721
Citizens Financial Group Inc.	53,024	1,723,280

See Notes to Financial Statements.

6	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Banks — continued
Comerica Inc.	16,012	$1,174,000
Commerce Bancshares Inc.	10,368	601,966
Cullen/Frost Bankers Inc.	6,790	659,105
Fifth Third Bancorp	34,525	870,721
Huntington Bancshares Inc.	116,533	1,477,638
JPMorgan Chase & Co.	377,355	38,199,647
KeyCorp	115,335	1,816,526
M&T Bank Corp.	16,277	2,555,815
PNC Financial Services Group Inc.	51,507	6,317,849
Popular Inc.	7,400	385,762
Prosperity Bancshares Inc.	7,389	510,284
Regions Financial Corp.	123,275	1,744,341
Signature Bank	4,900	627,543
SunTrust Banks Inc.	50,996	3,021,513
U.S. Bancorp	179,660	8,657,815
Webster Financial Corp.	9,986	505,991
Wells Fargo & Co.	531,935	25,703,099
Zions Bancorp NA	21,469	974,907
Total Banks		143,664,977
Capital Markets — 4.2%
Ameriprise Financial Inc.	17,240	2,208,444
Bank of New York Mellon Corp.	110,175	5,556,125
BlackRock Inc.	7,989	3,414,259
E*TRADE Financial Corp.	28,025	1,301,201
Franklin Resources Inc.	45,500	1,507,870
Goldman Sachs Group Inc.	41,271	7,923,619
LPL Financial Holdings Inc.	6,694	466,237
Morgan Stanley	196,617	8,297,238
Nasdaq Inc.	14,142	1,237,284
Northern Trust Corp.	21,015	1,899,966
Raymond James Financial Inc.	13,181	1,059,884
SEI Investments Co.	7,500	391,889
T Rowe Price Group Inc.	24,665	2,469,460
TD Ameritrade Holding Corp.	41,500	2,074,585
Total Capital Markets		39,808,061
Consumer Finance — 2.3%
Ally Financial Inc.	47,232	1,298,408
American Express Co.	94,354	10,312,892

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2019

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Consumer Finance — continued
Capital One Financial Corp.	49,298	$4,027,153
Credit Acceptance Corp.	1,698	767,377	*
Discover Financial Services	41,967	2,986,372
Santander Consumer USA Holdings, Inc.	39,044	825,000
Synchrony Financial	63,700	2,032,030
Total Consumer Finance		22,249,232
Diversified Financial Services — 0.2%
Jefferies Financial Group Inc.	38,745	728,019
Voya Financial Inc.	19,073	952,887
Total Diversified Financial Services		1,680,906
Insurance — 5.9%
Aflac Inc.	84,755	4,237,750
Alleghany Corp.	1,897	1,161,723	*
Allstate Corp.	40,226	3,788,485
American Financial Group Inc.	18,703	1,799,416
Athene Holding Ltd., Class A Shares	12,389	505,471	*
Chubb Ltd.	50,428	7,063,954
Cincinnati Financial Corp.	17,852	1,533,487
Everest Re Group Ltd.	3,595	776,376
Fidelity National Financial Inc.	25,364	927,054
Hartford Financial Services Group Inc.	38,772	1,927,744
Lincoln National Corp.	23,666	1,389,194
Loews Corp.	35,707	1,711,436
Markel Corp.	1,564	1,558,119	*
MetLife Inc.	114,450	4,872,136
Principal Financial Group Inc.	24,900	1,249,731
Progressive Corp.	51,774	3,732,388
Prudential Financial Inc.	45,919	4,219,038
Reinsurance Group of America Inc.	7,217	1,024,670
Torchmark Corp.	30,501	2,499,557
Travelers Cos. Inc.	66,888	9,174,358
Unum Group	15,900	537,897
WR Berkley Corp.	13,163	1,115,169
Total Insurance		56,805,153
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp Inc.	35,000	404,950
Total Financials		264,613,279

See Notes to Financial Statements.

8	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Health Care — 14.5%
Biotechnology — 4.6%
AbbVie Inc.	143,402	$11,556,767
Amgen Inc.	72,938	13,856,761
Biogen Inc.	23,067	5,452,578	*
Celgene Corp.	43,800	4,132,092	*
Gilead Sciences Inc.	142,097	9,237,726
United Therapeutics Corp.	1,398	164,083	*
Total Biotechnology		44,400,007
Health Care Providers & Services — 1.5%
AmerisourceBergen Corp.	20,477	1,628,331
DaVita Inc.	19,871	1,078,797	*
HCA Healthcare Inc.	37,996	4,953,919
Henry Schein Inc.	14,700	883,617	*
Laboratory Corp. of America Holdings	11,084	1,695,630	*
McKesson Corp.	20,271	2,372,923
Quest Diagnostics Inc.	13,609	1,223,721
Total Health Care Providers & Services		13,836,938
Pharmaceuticals — 8.4%
Bristol-Myers Squibb Co.	136,702	6,522,052
Johnson & Johnson	196,836	27,515,705
Merck & Co. Inc.	233,664	19,433,835
Pfizer Inc.	647,351	27,492,997
Total Pharmaceuticals		80,964,589
Total Health Care		139,201,534
Industrials — 10.4%
Aerospace & Defense — 2.1%
General Dynamics Corp.	27,980	4,736,454
Huntington Ingalls Industries Inc.	3,995	827,764
Lockheed Martin Corp.	27,400	8,224,384
Northrop Grumman Corp.	16,500	4,448,400
Spirit AeroSystems Holdings Inc., Class A Shares	12,382	1,133,325
Textron Inc.	21,300	1,079,058
Total Aerospace & Defense		20,449,385
Air Freight & Logistics — 0.9%
United Parcel Service Inc., Class B Shares	74,891	8,368,320
Airlines — 1.2%
Alaska Air Group Inc.	11,992	672,991
American Airlines Group Inc.	40,400	1,283,104

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2019

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Airlines — continued
Delta Air Lines Inc.	76,888	$3,971,265
JetBlue Airways Corp.	30,855	504,788	*
Southwest Airlines Co.	63,880	3,316,011
United Continental Holdings Inc.	25,865	2,063,510	*
Total Airlines		11,811,669
Building Products — 0.4%
Fortune Brands Home & Security Inc.	6,180	294,230
Johnson Controls International PLC	71,138	2,627,837
Masco Corp.	28,600	1,124,266
Total Building Products		4,046,333
Construction & Engineering — 0.1%
AECOM	11,800	350,106	*
Quanta Services Inc.	13,700	517,038
Total Construction & Engineering		867,144
Electrical Equipment — 0.6%
Acuity Brands Inc.	3,000	360,030
Eaton Corp. PLC	47,923	3,860,677
Hubbell Inc.	5,293	624,468
Sensata Technologies Holding PLC	15,900	715,818	*
Total Electrical Equipment		5,560,993
Industrial Conglomerates — 1.4%
Carlisle Cos. Inc.	6,590	808,066
Honeywell International Inc.	77,967	12,390,515
Total Industrial Conglomerates		13,198,581
Machinery — 3.1%
AGCO Corp.	7,400	514,670
Allison Transmission Holdings Inc.	14,978	672,812
Caterpillar Inc.	55,800	7,560,342
Crane Co.	4,496	380,452
Cummins Inc.	15,300	2,415,411
Deere & Co.	30,878	4,935,539
Dover Corp.	13,481	1,264,518
Ingersoll-Rand PLC	27,273	2,944,120
Oshkosh Corp.	6,800	510,884
PACCAR Inc.	38,228	2,604,856
Parker-Hannifin Corp.	12,584	2,159,666
Pentair PLC	16,621	739,801
Snap-on Inc.	6,191	969,015

See Notes to Financial Statements.

10	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Machinery — continued
Stanley Black & Decker Inc.	14,700	$2,001,699
WABCO Holdings Inc.	4,600	606,418	*
Total Machinery		30,280,203
Professional Services — 0.1%
Robert Half International Inc.	11,500	749,340
Road & Rail — 0.4%
AMERCO	2,197	816,208
J.B. Hunt Transport Services Inc.	10,500	1,063,545
Kansas City Southern	9,087	1,053,910
Knight-Swift Transportation Holdings Inc.	16,800	549,508
Total Road & Rail		3,483,171
Trading Companies & Distributors — 0.1%
W.W. Grainger Inc.	2,729	821,238
Total Industrials		99,636,377
Information Technology — 16.0%
Communications Equipment — 2.9%
Cisco Systems Inc.	510,918	27,584,463
Juniper Networks Inc.	29,856	790,288
Total Communications Equipment		28,374,751
Electronic Equipment, Instruments & Components — 0.7%
Arrow Electronics Inc.	9,451	728,294	*
CDW Corp.	16,177	1,558,978
Corning Inc.	125,860	4,165,966
Total Electronic Equipment, Instruments & Components		6,453,238
IT Services — 1.7%
International Business Machines Corp.	100,724	14,212,156
Leidos Holdings Inc.	13,900	891,321
Western Union Co.	49,995	923,408
Total IT Services		16,026,885
Semiconductors & Semiconductor Equipment — 4.3%
Applied Materials Inc.	48,910	1,939,770
Intel Corp.	509,024	27,334,589
Lam Research Corp.	14,800	2,649,348
ON Semiconductor Corp.	39,700	816,629	*
Qorvo Inc.	12,981	931,127	*
Skyworks Solutions Inc.	12,250	1,010,380
Teradyne Inc.	21,270	847,397
Texas Instruments Inc.	51,000	5,409,570
Total Semiconductors & Semiconductor Equipment		40,938,810

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2019

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Software — 2.4%
CDK Global Inc.	12,100	$711,722
Oracle Corp.	420,487	22,584,357
Total Software		23,296,079
Technology Hardware, Storage & Peripherals — 4.0%
Apple Inc.	162,757	30,915,692
Hewlett Packard Enterprise Co.	132,911	2,050,817
HP Inc.	178,844	3,474,939
NetApp Inc.	24,000	1,664,160
Xerox Corp.	17,883	571,898
Total Technology Hardware, Storage & Peripherals		38,677,506
Total Information Technology		153,767,269
Materials — 2.3%
Chemicals — 1.2%
Albemarle Corp.	10,300	844,394
Celanese Corp.	14,779	1,457,357
Eastman Chemical Co.	15,492	1,175,533
FMC Corp.	12,791	982,605
LyondellBasell Industries NV, Class A Shares	48,607	4,086,876
PPG Industries Inc.	27,161	3,065,662
Total Chemicals		11,612,427
Containers & Packaging — 0.6%
Avery Dennison Corp.	5,496	621,048
Berry Global Group Inc.	12,600	678,762	*
International Paper Co.	42,247	1,954,769
Packaging Corp. of America	9,187	913,004
Sealed Air Corp.	11,800	543,508
Sonoco Products Co.	10,050	618,376
Total Containers & Packaging		5,329,467
Metals & Mining — 0.5%
Newmont Mining Corp.	46,333	1,657,331
Nucor Corp.	34,593	2,018,502
Reliance Steel & Aluminum Co.	7,796	703,667
Steel Dynamics Inc.	25,763	908,661
Total Metals & Mining		5,288,161
Total Materials		22,230,055
Real Estate — 0.2%
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A Shares	27,682	1,368,875	*

See Notes to Financial Statements.

12	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security		Shares	Value
Real Estate Management & Development — continued
Howard Hughes Corp.		1,398	$153,780	*
Jones Lang LaSalle Inc.		4,893	754,403
Total Real Estate			2,277,058
Utilities — 2.3%
Electric Utilities — 1.1%
American Electric Power Co. Inc.		50,259	4,209,191
Duke Energy Corp.		30,461	2,741,490
Eversource Energy		32,468	2,303,605
OGE Energy Corp.		17,075	736,274
Pinnacle West Capital Corp.		11,397	1,089,325
Total Electric Utilities			11,079,885
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.		57,516	1,039,889
Multi-Utilities — 1.1%
Ameren Corp.		26,404	1,942,014
DTE Energy Co.		18,299	2,282,617
Public Service Enterprise Group Inc.		54,913	3,262,382
WEC Energy Group Inc.		34,251	2,708,569
Total Multi-Utilities			10,195,582
Total Utilities			22,315,356
Total Common Stocks (Cost — $748,885,279)			937,498,126
Investments in Underlying Funds — 1.8%
iShares Trust, iShares Russell 1000 Value ETF (Cost — $15,680,205)		140,527	17,353,679
Total Investments before Short-Term Investments (Cost — $764,565,484)			954,851,805

	Rate
Short-Term Investments — 0.5%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost — $5,346,048)	2.343%	5,346,048	5,346,048
Total Investments — 100.0% (Cost — $769,911,532)			960,197,853
Liabilities in Excess of Other Assets — 0.0%			(316,168)
Total Net Assets — 100.0%			$959,881,685

*	Non-income producing security.

Abbreviation used in this schedule:

ETF	— Exchange-Traded Fund

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report	13

Statement of assets and liabilities (unaudited)

March 31, 2019

Assets:
Investments, at value (Cost — $769,911,532)	$960,197,853
Receivable for securities sold	25,849,261
Dividends and interest receivable	1,038,793
Receivable for Fund shares sold	481,360
Prepaid expenses	42,015
Total Assets	987,609,282

Liabilities:
Payable for securities purchased	26,348,972
Payable for Fund shares repurchased	723,031
Investment management fee payable	526,669
Trustees’ fees payable	15,751
Service and/or distribution fees payable	9,854
Due to custodian	156
Accrued expenses	103,164
Total Liabilities	27,727,597
Total Net Assets	$959,881,685

Net Assets:
Par value (Note 7)	$504
Paid-in capital in excess of par value	747,554,074
Total distributable earnings (loss)	212,327,107
Total Net Assets	$959,881,685

See Notes to Financial Statements.

14	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report

Net Assets:
Class A	$1,957,044
Class A2	$30,524,379
Class C	$3,466,985
Class R	$82,512
Class I	$14,782,601
Class IS	$909,068,164

Shares Outstanding:
Class A	102,717
Class A2	1,621,589
Class C	186,187
Class R	4,340
Class I	776,129
Class IS	47,676,350

Net Asset Value:
Class A (and redemption price)	$19.05
Class A2 (and redemption price)	$18.82
Class C*	$18.62
Class R (and redemption price)	$19.01
Class I (and redemption price)	$19.05
Class IS (and redemption price)	$19.07
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$20.21
Class A2 (based on maximum initial sales charge of 5.75%)	$19.97

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report	15

Statement of operations (unaudited)

For the Six Months Ended March 31, 2019

Investment Income:
Dividends	$12,635,059
Interest	57,700
Less: Foreign taxes withheld	(222)
Total Investment Income	12,692,537

Expenses:
Investment management fee (Note 2)	2,979,577
Trustees’ fees	71,949
Service and/or distribution fees (Notes 2 and 5)	53,388
Registration fees	50,550
Legal fees	44,693
Transfer agent fees (Note 5)	43,150
Fund accounting fees	37,843
Fees recaptured by investment manager (Note 2)	31,443
Audit and tax fees	21,488
Shareholder reports	19,788
Insurance	6,221
Custody fees	5,964
Interest expense	1,173
Miscellaneous expenses	6,099
Total Expenses	3,373,326
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(65,729)
Net Expenses	3,307,597
Net Investment Income	9,384,940

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	27,814,888
Change in Net Unrealized Appreciation (Depreciation) From Investments	(72,103,888)
Net Loss on Investments	(44,289,000)
Decrease in Net Assets From Operations	$(34,904,060)

See Notes to Financial Statements.

16	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2019 (unaudited) and the Year Ended September 30, 2018	2019	2018

Operations:
Net investment income	$9,384,940	$14,675,125
Net realized gain	27,814,888	65,496,071
Change in net unrealized appreciation (depreciation)	(72,103,888)	30,829,629
Increase (Decrease) in Net Assets From Operations	(34,904,060)	111,000,825

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings(a)	(85,746,084)	(67,447,449)
Decrease in Net Assets From Distributions to Shareholders	(85,746,084)	(67,447,449)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	76,478,672	233,756,435
Reinvestment of distributions	85,509,818	67,137,051
Cost of shares repurchased	(69,370,879)	(193,524,294)
Cost of shares redeemed in-kind (Note 8)	(1,356,231)	—
Increase in Net Assets From Fund Share Transactions	91,261,380	107,369,192
Increase (Decrease) in Net Assets	(29,388,764)	150,922,568

Net Assets:
Beginning of period	989,270,449	838,347,881
End of period(b)	$959,881,685	$989,270,449

(a)

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 9. For the year ended September 30, 2018, distributions from net investment income and net realized gains were $15,147,314 and $52,300,135, respectively.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 9. For the year ended September 30, 2018, end of year net assets included undistributed net investment income of $11,293,100.

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report	17

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$21.85	$21.07	$18.64	$17.88	$20.30	$18.11

Income (loss) from operations:
Net investment income	0.16	0.26	0.27	0.27	0.24	0.21
Net realized and unrealized gain (loss)	(1.08)	2.19	3.40	1.62	(0.92)	3.05
Total income (loss) from operations	(0.92)	2.45	3.67	1.89	(0.68)	3.26

Less distributions from:
Net investment income	(0.29)	(0.32)	(0.26)	(0.23)	(0.21)	(0.20)
Net realized gains	(1.59)	(1.35)	(0.98)	(0.90)	(1.53)	(0.87)
Total distributions	(1.88)	(1.67)	(1.24)	(1.13)	(1.74)	(1.07)

Net asset value, end of period	$19.05	$21.85	$21.07	$18.64	$17.88	$20.30
Total return[3]	(3.99)%	12.12%	20.54%	10.85%	(3.89)%	18.70%

Net assets, end of period (000s)	$1,957	$1,972	$1,096	$1,194	$1,290	$2,709

Ratios to average net assets:
Gross expenses	1.12%[4,5]	1.13%[4]	1.18%[4]	1.19%[4]	1.22%[4]	1.36%
Net expenses[6,7,8]	1.10 [4,5]	1.10 [4]	1.08 [4]	1.09 [4]	1.10 [4]	1.10
Net investment income	1.68 [5]	1.23	1.39	1.51	1.21	1.11

Portfolio turnover rate	24%[9]	46%	38%	58%	67%[9]	47%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2019 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 1.30%.

[7]

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement is expected to continue until December 31, 2020, but may be terminated at any time by the manager.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A2 Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$21.60	$20.87	$18.49	$17.79	$20.23	$18.07

Income (loss) from operations:
Net investment income	0.15	0.22	0.24	0.25	0.21	0.19
Net realized and unrealized gain (loss)	(1.06)	2.17	3.38	1.60	(0.93)	3.03
Total income (loss) from operations	(0.91)	2.39	3.62	1.85	(0.72)	3.22

Less distributions from:
Net investment income	(0.28)	(0.31)	(0.26)	(0.25)	(0.19)	(0.19)
Net realized gains	(1.59)	(1.35)	(0.98)	(0.90)	(1.53)	(0.87)
Total distributions	(1.87)	(1.66)	(1.24)	(1.15)	(1.72)	(1.06)

Net asset value, end of period	$18.82	$21.60	$20.87	$18.49	$17.79	$20.23
Total return[3]	(4.01)%	11.93%	20.38%	10.67%	(4.09)%	18.48%

Net assets, end of period (000s)	$30,524	$29,364	$21,506	$14,852	$9,726	$4,616

Ratios to average net assets:
Gross expenses	1.18%[4,5]	1.30%[4]	1.32%[4]	1.33%[4]	1.32%[4]	1.59%
Net expenses[6,7,8]	1.17 [4,5]	1.28 [4]	1.21 [4]	1.22 [4]	1.30 [4]	1.30
Net investment income	1.61 [5]	1.03	1.24	1.39	1.09	0.95

Portfolio turnover rate	24%[9]	46%	38%	58%	67%[9]	47%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2019 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 1.50%.

[8]

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.30%. This expense limitation arrangement is expected to continue until December 31, 2020, but may be terminated at any time by the manager.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$21.50	$20.79	$18.36	$17.75	$20.23	$17.99

Income (loss) from operations:
Net investment income	0.10	0.09	0.13	0.14	0.09	0.08
Net realized and unrealized gain (loss)	(1.07)	2.17	3.36	1.59	(0.92)	3.03
Total income (loss) from operations	(0.97)	2.26	3.49	1.73	(0.83)	3.11

Less distributions from:
Net investment income	(0.32)	(0.20)	(0.08)	(0.22)	(0.12)	—
Net realized gains	(1.59)	(1.35)	(0.98)	(0.90)	(1.53)	(0.87)
Total distributions	(1.91)	(1.55)	(1.06)	(1.12)	(1.65)	(0.87)

Net asset value, end of period	$18.62	$21.50	$20.79	$18.36	$17.75	$20.23
Total return[3]	(4.33)%	11.28%	19.70%	10.04%	(4.72)%	17.82%

Net assets, end of period (000s)	$3,467	$288	$586	$347	$179	$653

Ratios to average net assets:
Gross expenses	1.87%[4,5]	2.04%[4]	1.98%[4]	1.94%[4]	1.99%[4]	2.13%
Net expenses[6,7,8]	1.85 [4,5]	1.85 [4]	1.81 [4]	1.84 [4]	1.85 [4]	1.85
Net investment income	1.15 [5]	0.42	0.64	0.81	0.47	0.41

Portfolio turnover rate	24%[9]	46%	38%	58%	67%[9]	47%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 2.05%.

[8]

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%. This expense limitation arrangement is expected to continue until December 31, 2020, but may be terminated at any time by the manager.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

20	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2019[2]	2018	2017	2016	2015	2014[3]

Net asset value, beginning of period	$21.80	$21.01	$18.60	$17.86	$20.27	$18.13

Income (loss) from operations:
Net investment income	0.14	0.20	0.22	0.22	0.20	0.13
Net realized and unrealized gain (loss)	(1.08)	2.20	3.39	1.63	(0.93)	2.01
Total income (loss) from operations	(0.94)	2.40	3.61	1.85	(0.73)	2.14

Less distributions from:
Net investment income	(0.26)	(0.26)	(0.22)	(0.21)	(0.15)	—
Net realized gains	(1.59)	(1.35)	(0.98)	(0.90)	(1.53)	—
Total distributions	(1.85)	(1.61)	(1.20)	(1.11)	(1.68)	—

Net asset value, end of period	$19.01	$21.80	$21.01	$18.60	$17.86	$20.27
Total return[4]	(4.10)%	11.89%	20.18%	10.61%	(4.16)%	11.80%

Net assets, end of period (000s)	$83	$68	$14	$12	$11	$11

Ratios to average net assets:
Gross expenses	1.39%[5,6]	1.39%[5]	1.45%	1.51%	1.45%[5]	1.50%[6]
Net expenses[7,8,9]	1.35 [5,6]	1.35 [5]	1.35	1.34	1.35 [5]	1.35 [6]
Net investment income	1.43 [6]	0.93	1.10	1.25	1.01	1.02 [6]

Portfolio turnover rate	24%[10]	46%	38%	58%	67%[10]	47%[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2019 (unaudited).

[3]	For the period January 31, 2014 (inception date) to September 30, 2014.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 1.55%.

[9]

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement is expected to continue until December 31, 2020, but may be terminated at any time by the manager.

[10]	Excludes securities delivered as a result of a redemption in-kind.

[11]	For the year ended September 30, 2014.

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$21.88	$21.10	$18.67	$17.92	$20.34	$18.13

Income (loss) from operations:
Net investment income	0.19	0.34	0.33	0.33	0.29	0.26
Net realized and unrealized gain (loss)	(1.08)	2.17	3.40	1.63	(0.93)	3.06
Total income (loss) from operations	(0.89)	2.51	3.73	1.96	(0.64)	3.32

Less distributions from:
Net investment income	(0.35)	(0.38)	(0.32)	(0.31)	(0.25)	(0.24)
Net realized gains	(1.59)	(1.35)	(0.98)	(0.90)	(1.53)	(0.87)
Total distributions	(1.94)	(1.73)	(1.30)	(1.21)	(1.78)	(1.11)

Net asset value, end of period	$19.05	$21.88	$21.10	$18.67	$17.92	$20.34
Total return[3]	(3.84)%	12.48%	20.83%	11.24%	(3.70)%	18.95%

Net assets, end of period (000s)	$14,783	$19,444	$13,028	$9,625	$10,914	$13,845

Ratios to average net assets:
Gross expenses	0.82%[4,5]	0.85%[4]	0.90%	0.88%[4]	0.89%[4]	0.99%
Net expenses[6,7]	0.80 [4,5]	0.80 [4]	0.79	0.78 [4]	0.84 [4,8]	0.85 [8]
Net investment income	1.97 [5]	1.59	1.67	1.82	1.49	1.36

Portfolio turnover rate	24%[9]	46%	38%	58%	67%[9]	47%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 0.95%.

[8]

As a result of a voluntary expense limitation arrangement, effective July 1, 2012 through August 2, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

22	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$21.91	$21.11	$18.68	$17.94	$20.34	$18.14

Income (loss) from operations:
Net investment income	0.20	0.34	0.35	0.34	0.31	0.27
Net realized and unrealized gain (loss)	(1.08)	2.20	3.40	1.62	(0.93)	3.04
Total income (loss) from operations	(0.88)	2.54	3.75	1.96	(0.62)	3.31

Less distributions from:
Net investment income	(0.37)	(0.39)	(0.34)	(0.32)	(0.25)	(0.24)
Net realized gains	(1.59)	(1.35)	(0.98)	(0.90)	(1.53)	(0.87)
Total distributions	(1.96)	(1.74)	(1.32)	(1.22)	(1.78)	(1.11)

Net asset value, end of period	$19.07	$21.91	$21.11	$18.68	$17.94	$20.34
Total return[3]	(3.78)%	12.60%	20.97%	11.28%	(3.58)%	18.99%

Net assets, end of period (millions)	$909	$938	$802	$829	$730	$796

Ratios to average net assets:
Gross expenses	0.71%[4,5]	0.72%[4]	0.80%	0.80%	0.80%	0.81%[4]
Net expenses[6]	0.70 [4,5,7]	0.70 [4,7]	0.70 [7]	0.70 [7]	0.78 [7]	0.81 [4]
Net investment income	2.07 [5]	1.61	1.76	1.90	1.57	1.40

Portfolio turnover rate	24%[8]	46%	38%	58%	67%[8]	47%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report	23

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

24	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks	$937,498,126	—	—	$937,498,126
Investments in underlying funds	17,353,679	—	—	17,353,679
Total long-term investments	954,851,805	—	—	954,851,805
Short-term investments†	5,346,048	—	—	5,346,048
Total investments	$960,197,853	—	—	$960,197,853

†	See Schedule of Investments for additional detailed categorizations.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(c) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(e) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance

26	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report

with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $5 billion	0.650%
Next $5 billion	0.600
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. LMPFA pays Brandy-wine Global monthly 90% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class R, Class I and Class IS shares did not exceed 1.15%, 1.35%, 1.90%, 1.40%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

As a result of voluntary expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C and Class R shares did not exceed 1.10%, 1.30%,

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

1.85% and 1.35%, respectively. These arrangements are expected to continue until December 31, 2020, but may be terminated at any time by LMPFA.

During the six months ended March 31, 2019, fees waived and/or expenses reimbursed amounted to $65,729.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2019, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class R	Class I	Class IS
Expires September 30, 2019	$1,162	—	—	—	$9,982	$840,587
Expires September 30, 2020	1,048	—	—	$6	11,527	876,512
Expires September 30, 2021	540	$4,534	$86	17	9,854	192,320
Expires September 30, 2022	165	1,971	229	14	1,719	61,631
Total fee waivers/expense reimbursements subject to recapture	$2,915	$6,505	$315	$37	$33,082	$1,971,050

For the six months ended March 31, 2019, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class A	Class A2	Class C	Class R	Class I	Class IS
LMPFA recaptured	$173	$921	$987	$4	$974	$28,384

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

28	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report

For the six months ended March 31, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2	Class C
Sales charges	$180	$22,851	—
CDSCs	—	98	$9

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of March 31, 2019, Legg Mason and its affiliates owned 31% of the Fund.

3. Investments

During the six months ended March 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$242,692,438
Sales	226,070,347	*

*	Excludes value of securities delivered as a result of redemptions in-kind totalling $1,356,231.

At March 31, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$769,911,532	$209,220,610	$(18,934,289)	$190,286,321

4. Derivative instruments and hedging activities

During the six months ended March 31, 2019, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$2,349	$1,322
Class A2	35,990	30,865
Class C	14,867	1,249
Class R	182	62
Class I	—	8,059
Class IS	—	1,593
Total	$53,388	$43,150

For the six months ended March 31, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$165
Class A2	1,971
Class C	229
Class R	14
Class I	1,719
Class IS	61,631
Total	$65,729

6. Distributions to shareholders by class

	Six Months Ended March 31, 2019	Year Ended September 30, 2018
Net Investment Income:
Class A	$26,696	$16,417
Class A2	393,757	324,381
Class C	58,243	5,605
Class R	870	176
Class I	268,312	253,373
Class IS	15,252,159	14,547,362
Total	$16,000,037	$15,147,314

Net Realized Gains:
Class A	$146,295	$69,629
Class A2	2,277,571	1,421,672
Class C	294,157	38,458
Class R	5,352	914
Class I	1,228,308	903,293
Class IS	65,794,364	49,866,169
Total	$69,746,047	$52,300,135

30	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report

7. Shares of beneficial interest

At March 31, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	13,447	$248,854	57,907	$1,222,721
Shares issued on reinvestment	9,226	171,517	4,141	85,017
Shares repurchased	(10,211)	(189,182)	(23,810)	(504,164)
Net increase	12,462	$231,189	38,238	$803,574

Class A2
Shares sold	253,161	$4,911,925	458,659	$9,589,593
Shares issued on reinvestment	145,418	2,671,328	85,886	1,746,053
Shares repurchased	(136,228)	(2,595,107)	(215,595)	(4,532,869)
Net increase	262,351	$4,988,146	328,950	$6,802,777

Class C
Shares sold	180,497	$3,633,158	2,399	$50,203
Shares issued on reinvestment	19,352	352,400	2,168	44,063
Shares repurchased	(27,074)	(509,730)	(19,354)	(411,782)
Net increase (decrease)	172,775	$3,475,828	(14,787)	$(317,516)

Class R
Shares sold	897	$16,628	2,384	$49,738
Shares issued on reinvestment	335	6,222	53	1,090
Shares repurchased	(5)	(87)	(2)	(38)
Net increase	1,227	$22,763	2,435	$50,790

Class I
Shares sold	82,565	$1,566,433	1,946,466	$40,745,406
Shares issued on reinvestment	67,950	1,261,828	41,291	847,297
Shares repurchased	(198,438)	(3,902,839)	(1,716,461)	(36,854,138)
Shares redeemed in-kind	(64,767)	(1,356,231)	—	—
Net increase (decrease)	(112,690)	$(2,430,809)	271,296	$4,738,565

Class IS
Shares sold	3,625,073	$66,101,674	8,787,756	$182,098,774
Shares issued on reinvestment	4,362,030	81,046,523	3,139,061	64,413,531
Shares repurchased	(3,128,107)	(62,173,934)	(7,098,135)	(151,221,303)
Net increase	4,858,996	$84,974,263	4,828,682	$95,291,002

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

8. Redemptions-in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended March 31, 2019, the Fund had redemptions-in-kind with total proceeds in the amount of $1,356,231. The net realized gains on these redemptions-in-kind amounted to $406,564, which was not realized for tax purposes.

9. Recent accounting pronouncements

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the Fund adopted the Final Rule with the most notable impacts being that the Fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets. The tax components of distributable earnings and distributions to shareholders continue to be disclosed within the Notes to Financial Statements.

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) —Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

10. Subsequent event

Subsequent to the period ended March 31, 2019, shareholder redemptions from Class C shares exceeded 50% of Class C shares net assets as of March 31, 2019.

32	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At its November 2018 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”) and the subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Brandywine Global Investment Management, LLC (the “Subadviser”). (The Management Agreement and the Subadvisory Agreement are jointly referred to as the “Agreements.”) The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), met on October 10, 2018, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. At such October meeting the Independent Trustees received a presentation from senior Fund management and reviewed the information provided, as well as a memorandum from their independent legal counsel. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 1, 2018. The Board, including the Independent Trustees, at its November 2018 meeting, reviewed and evaluated the materials, including supplemental materials, provided to assist the Board in considering continuation of the Agreements.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser, under the Management Agreement and Subadvisory Agreement, respectively. The Board also considered the Manager’s supervisory activities over the Subadviser. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Subadviser and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services.

BrandywineGLOBAL — Diversified US Large Cap Value Fund	33

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Subadviser’s brokerage policies and practices, the standards applied in seeking best execution, the policies and practices regarding soft dollar usage and the existence of quality controls applicable to brokerage allocation procedures.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark. The Board noted that although useful, the data provided by Broadridge may vary depending on the end dates selected and the selection of a peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted the Fund’s performance for the five-year period ended June 30, 2018 placed the Class I Shares in the first quintile (the first quintile being the best performers and the fifth quintile being the worst performers) and the Fund’s performance for the one- and three-year periods ended June 30, 2018 placed the Class I Shares in the second quintile. The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and advisory services provided by the Manager and the Subadviser, respectively. The Board reviewed the subadvisory fee, noting that the Manager, and not the Fund, pays the fee to the Subadviser. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived which partially reduced the management fee owed to the Manager under the Management Agreement) (the “Actual Management Fee”). The Board also considered that the contractual expense cap had been extended to December 31, 2020.

The Board also reviewed information regarding the fees the Manager and the Subadviser charged any of their U.S. clients that were included in the same performance composite as

34	BrandywineGLOBAL — Diversified US Large Cap Value Fund

the Fund including, where applicable, separate accounts and subadvisory relationships with unaffiliated registered investment companies. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Subadviser. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that for the Class I Shares the Contractual and Actual Management Fees were equal to the median of the Broadridge expense group (third quintile) and that actual expense ratios were higher than the Broadridge expense group median (fourth quintile), but lower than the expense universe median (third quintile) (the first quintile being the lowest fees and the fifth quintile being the highest fees). The Board also reviewed the expense ratios for Class A2 and Class IS Shares of the Fund.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2018 and 2017 (which corresponds to Legg Mason’s fiscal year end), with a restatement provided for 2018 profitability margins. The Board also received certain information showing historical profitability for fiscal years 2014 through 2018. Although not restated, the Board was advised by the Manager that the adjustments to the historical numbers would be in-line with the 2018 restatement, with the profitability margins well within industry norms. The Board noted that in 2016 Legg Mason had engaged an independent consultant to assess the methodologies used by Legg Mason for its profitability study and the Board received a report from the independent consultant. The Board also noted that Legg Mason detailed the changes to its methodology from those used in 2016. The Board considered the profitability study along with the other materials previously provided to the Board and concluded that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers during the Manager’s 2015 through 2018 fiscal years and the existence of breakpoints. Given the asset size of the Fund and the complex, the fee waivers and the currently existing breakpoints, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

BrandywineGLOBAL — Diversified US Large Cap Value Fund	35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board considered other benefits received by the Manager and its affiliates as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, enhanced industry recognition and the potential for reduced vendor pricing. The Board also considered the information provided by the Manager regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment management and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Contractual and Actual Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interests of the Fund.

36	BrandywineGLOBAL — Diversified US Large Cap Value Fund

BrandywineGLOBAL —

Diversified US Large Cap Value Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

BrandywineGLOBAL — Diversified US Large Cap Value Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Diversified US Large Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013521 5/19 SR19-3600

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 16, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 16, 2019